Net (Loss) Income Per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Reconciliation Of The Numerator And Denominator Of Basic And Diluted Net (Loss) Income Per Share
The following is a reconciliation of the numerator and denominator of basic and diluted net loss per share as of December 31 (in thousands, except per share data):

	2014	2013	2012
Numerator:
Income (loss) from continuing operations	$61,608	$241,624	$(50,871)
Less: Net (loss) income from continuing operations attributable to noncontrolling interests	(399)	—	—
Income (loss) from continuing operations attributable to Endo International plc ordinary shareholders	62,007	241,624	(50,871)
Loss from discontinued operations attributable to Endo International plc ordinary shareholders, net of tax	(783,326)	(926,963)	(689,466)
Net loss attributable to Endo International plc ordinary shareholders	$(721,319)	$(685,339)	$(740,337)
Denominator:
For basic per share data—weighted average shares	146,896	113,295	115,719
Dilutive effect of ordinary share equivalents	2,600	2,453	—
Dilutive effect of 1.75% Convertible Senior Subordinated Notes and warrants	7,234	4,081	—
For diluted per share data—weighted average shares	156,730	119,829	115,719